Share-Based Compensation (Details) - Schedule of share-based compensation	10 Months Ended
Dec. 31, 2021 USD ($)
Schedule of share-based compensation [Abstract]
Restricted Founder Shares, included in severance payment of $4,159,467	$ 8,837,092
ESPP	148,835
ESOP	66,982
Total share-based compensation	$ 9,052,909